Other receivables, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Receivables from sales of short-term investment	$ 1,888,662	$ 1,888,662
Others	158,478	147,952
Total other receivables	2,047,140	2,036,614
Allowance for credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$ 158,478	$ 147,952